Revenues - Summary of Geographical Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of geographical areas [line items]
Revenues	$ 1,785	$ 1,740	$ 3,685	$ 3,625
Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	1,785	1,740	3,685	3,625
U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	1,261	1,247	2,644	2,641
Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	55	53	107	105
Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	81	75	158	151
Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	1,397	1,375	2,909	2,897
U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	236	225	470	446
Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	84	74	168	149
EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	320	299	638	595
Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	68	66	138	133
Legal Professionals [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	709	727	1,402	1,448
Legal Professionals [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	552	585	1,098	1,171
Legal Professionals [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	29	26	56	49
Legal Professionals [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	8	8	16	15
Legal Professionals [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	589	619	1,170	1,235
Legal Professionals [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	74	67	146	133
Legal Professionals [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	13	11	24	21
Legal Professionals [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	87	78	170	154
Legal Professionals [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	33	30	62	59
Corporates [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	472	442	1,013	949
Corporates [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	359	338	774	729
Corporates [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	4	3	9	8
Corporates [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	23	23	46	49
Corporates [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	386	364	829	786
Corporates [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	38	37	76	71
Corporates [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	35	28	76	63
Corporates [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	73	65	152	134
Corporates [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	13	13	32	29
Tax & Accounting Professionals [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	277	250	637	578
Tax & Accounting Professionals [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	204	185	499	450
Tax & Accounting Professionals [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	13	12	25	25
Tax & Accounting Professionals [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	44	39	85	77
Tax & Accounting Professionals [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	261	236	609	552
Tax & Accounting Professionals [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	9	7	15	14
Tax & Accounting Professionals [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	1	2	3	3
Tax & Accounting Professionals [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	10	9	18	17
Tax & Accounting Professionals [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	6	5	10	9
Reuters News [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	218	205	414	415
Reuters News [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	61	50	102	112
Reuters News [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	1	2	2	3
Reuters News [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	3	2	5	4
Reuters News [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	65	54	109	119
Reuters News [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	107	107	217	212
Reuters News [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	34	31	63	59
Reuters News [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	141	138	280	271
Reuters News [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	12	13	25	25
Global Print [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	114	123	230	247
Global Print [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	90	96	182	191
Global Print [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	8	10	15	20
Global Print [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	3	3	6	6
Global Print [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	101	109	203	217
Global Print [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	8	7	16	16
Global Print [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	1	2	2	3
Global Print [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	9	9	18	19
Global Print [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	4	5	9	11
Eliminations/ Rounding [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	(5)	(7)	(11)	(12)
Eliminations/ Rounding [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	(5)	(7)	(11)	(12)
Eliminations/ Rounding [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	$ (5)	$ (7)	$ (11)	$ (12)